Discontinued Operations - Schedule of Balance Sheets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Balance Sheets [Abstract]
Cash and cash equivalents and restricted cash	¥ 88,579
Short term investments	52,025
Accounts receivable, net	75,763
Other receivables, net	24,073
Other current assets, net	9,211
Property, plant, and equipment, net	7,306	¥ 3,847	¥ 3,324
Other non-current assets, net	6,237
Right of use asset	14,032
Total assets	277,226
Other payable and accrued expenses	92,446
Accrued payroll	41,846
Income tax payable	10,104
Operating lease liabilities	13,538
Deferred tax liabilities	5,481
Total liabilities	163,415
Total net assets of the Disposal Group	113,811
Less: Non-controlling interests of the Disposal Group	(86,801)
Net assets of the Disposal Group contributable to the Group	27,010
Loss on disposal of the Disposal Group	¥ 3,230